ACCOUNTS RECEIVABLE (Details) - USD ($)	Mar. 31, 2022	Dec. 31, 2021
Credit Loss [Abstract]
Accounts receivable, cost	$ 4,960,175	$ 5,101,830
Less: allowance for doubtful accounts	(4,951,599)	(4,972,680)
Accounts receivable, net	$ 8,576	$ 129,150